Segment and Geographic Information (FY)	12 Months Ended
Dec. 31, 2018
Segment and Geographic Information [Abstract]
Segment and Geographic Information
Note 11—Segment and Geographic Information

The Company has one reportable segment, cardiac and coronary disease products.

At December 31, 2018, long-lived assets were located primarily in the United States.